Note 7 - Related Party Transactions	12 Months Ended
Dec. 31, 2013
Notes
Note 7 - Related Party Transactions

NOTE 6 - RELATED PARTY TRANSACTIONS

Executive Offices

The Company's executive offices are located at 150 Research Dr., Hampton VA. These offices are leased by The Health Network, Inc. ("THN"), of which Ron Howell is President. THN allows the Company to use the office space without a formal sublease or rental agreement.

The Company currently accrues $0.00 per month as a general operating fee, which covers use of the office space, use of certain equipment, and various other services. At December 31, 2013 and 2012, the Company owes THN an amount of $365,462 and $365,462 respectively, for amounts due under this agreement.

Consulting Agreements

The Company has entered into a consulting agreement with Mr. Howell, President of the Company, whereby the Company agreed to pay Mr. Howell $10,000 per month for consulting services through December 31, 2010.  The consulting agreement may be terminated at will by the Company. The Company intends to continue to engage Mr. Howell as a consultant until his consulting services are no longer required.  As of December 31, 2013 and 2012, the Company owes Mr. Howell $440,000 and $320,000, respectively under the agreement, of which is classified under accrued officer compensation on the balance sheet.

The Company has entered into a consulting agreement with Eric Clemons, a shareholder of the Company, whereby the Company agreed to pay Mr. Clemons $10,000 per month for consulting services through December 2009. This employment agreement carried the provision that it could be extended beyond this date upon mutual agreement by both parties and that the agreement could be canceled by the Company at any time after that date.  The Company continued to accrue amounts owed under this agreement through July of 2010.  As of December 31, 2013 and 2012, the Company owes Mr. Clemons $70,000 and $70,000, respectively under the agreement, of which is classified under accrued officer compensation on the balance sheet.